Schedule of Related Party Transactions (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Clustar, Inc. [Member]
Related Party Transaction [Line Items]
Advertising expenses			¥ 2,190
Samulion Factory, Inc. [Member]
Related Party Transaction [Line Items]
Provision of consulting services			¥ 9,786